Private Placement		3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Equity [Abstract]
Private Placement
NOTE 4. PRIVATE PLACEMENT
The Sponsor has committed to purchase an aggregate of
8,000,000
Private Placement Warrants (or
9,000,000
Private Placement Warrants if the underwriters’ over-allotment is exercised in full) at a price of $
1.50
per Private Placement Warrant ($
12,000,000
, or an aggregate of $
13,500,000
if the underwriters’ over-allotment is exercised in full) from the Company in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each Private Placement Warrant is exercisable to purchase one
Class A ordinary share at a price of $
11.50
per share, subject to adjustment (see Note
7)
. The proceeds from the sale of the Private Placement Warrants will be added to the net proceeds from the Proposed Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the IPO, the Company completed the Private Placement to the Sponsor generating aggregate gross proceeds to the Company of $15,800,000. Each Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.